Investments in Subsidiaries - Summarized Financial Information Including Goodwill On Acquisition And Consolidation Adjustment But Before Intercompany Eliminations Of Subsidiaries With Material Non Controlling Interests (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
Summarized statement of financial position
Current assets	¥ 17,096,555		¥ 17,789,683		$ 2,459,264
Current liabilities	(11,223,420)		(12,441,459)		(1,614,439)
Non-current liabilities	(1,079,072)		(848,506)		(155,220)
Total equity	11,835,064		11,615,344	¥ 11,832,710	1,702,421	¥ 11,573,385
Attributable to NCI	2,826,118		2,756,192		406,525
Summarized statement of comprehensive income
Revenue	16,030,636	$ 2,305,936	21,265,930	20,581,170
Profit after tax	335,661	48,283	407,894	779,326
Total comprehensive income for the year	424,778	61,102	435,099	712,710
Attributable to NCI	132,409	19,046	141,859	219,744
Summarized statement of cash flows
Operating	(119,419)	(17,179)	504,556	1,415,368
Investing	(133,048)	(19,138)	(738,848)	(785,753)
Financing	(140,365)	(20,190)	(838,563)	(461,832)
Guangxi Yuchai Machinery Company Limited [member]
Summarized statement of financial position
Current assets	16,070,488		16,872,371		2,311,668
Non-current assets, excluding goodwill	6,737,117		6,812,500		969,104
Goodwill	212,636		212,636		30,587
Current liabilities	(11,204,417)		(12,424,968)		(1,611,706)
Non-current liabilities	(1,016,521)		(781,986)		(146,222)
Net assets	10,799,303		10,690,553		1,553,431
Total equity	10,799,303		10,690,553		1,553,431
Attributable to NCI	2,627,354		2,574,669	2,624,933	$ 377,933
Summarized statement of comprehensive income
Revenue	15,998,041	2,301,247	21,254,134	20,557,660
Profit after tax	355,140	51,085	443,499	829,042
Total comprehensive income for the year	355,936	51,200	506,769	826,214
Attributable to NCI	114,700	16,499	153,500	229,231
Summarized statement of cash flows
Operating	(82,444)	(11,859)	588,727	1,476,034
Investing	(221,126)	(31,808)	(674,686)	(794,291)
Financing	(181,072)	(26,046)	(1,002,764)	(505,997)
Net increase in cash and cash equivalents	¥ (484,642)	$ (69,713)	¥ (1,088,723)	¥ 175,746